Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Property and equipment, estimated useful lives
Computer equipment and application software	3 years
Building	44 - 60 years
Office building related facility and machines	10 – 15 years
Furniture and vehicles	3 - 5 years
Leasehold improvements	lesser of the lease term or the estimated
useful life of the assets

Acquired intangible assets, estimated useful lives
Domain names	3 - 10 years
Source code	5 - 8 years
Technology	3 - 10 years
Non-compete agreement	1 - 5 years
Trade mark	3 years
License of service provider	8 years

Concentration of credit risk

Details of the customers that account for 10% or more of total revenues are as follow:

	For the year ended December 31,
	2010	2011	2012

Customer
A	21%	10%	5%
B	6%	11%	10%

Details of the customers accounting for 10% or more of accounts receivable are as follows:

	December 31,
	2011	2012

Customer
A	10%	-
B	24%	29%
C	8%	12%